Summary of Significant Accounting Policies (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Impairment of long-lived assets	$ 0	$ 0